UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Global Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 96.9%
Australia 0.7%
Austal Ltd. (Cost $1,933,821)	1,012,356	3,278,300
Austria 0.9%
Andritz AG (Cost $3,905,167)	44,459	4,299,560
Bermuda 0.6%
Lazard Ltd. "A" (Cost $2,088,215)	85,143	2,860,805
Brazil 1.0%
Fleury SA (Cost $3,964,083)	332,764	4,570,315
Canada 1.3%
SunOpta, Inc.*	734,566	4,326,594
Thompson Creek Metals Co., Inc.*	231,979	2,097,090

(Cost $9,141,223)		6,423,684
Channel Islands 1.2%
Charter International PLC	200,041	2,601,579
Randgold Resources Ltd. (ADR)	37,318	3,388,848

(Cost $4,883,457)		5,990,427
China 2.5%
Charm Communications, Inc. (ADR)*	230,693	2,657,583
Minth Group Ltd.	3,677,745	5,899,343
NetQin Mobile, Inc. (ADR)*	109,108	842,314
VanceInfo Technologies, Inc. (ADR)*	129,507	2,619,926

(Cost $6,604,806)		12,019,166
Cyprus 0.5%
ProSafe SE (Cost $2,336,212)	340,022	2,522,822
France 1.3%
Flamel Technologies SA (ADR)*	525,579	2,564,826
JC Decaux SA*	137,581	3,784,856

(Cost $10,701,039)		6,349,682
Germany 6.1%
Fresenius Medical Care AG & Co. KGaA	206,369	15,828,450
M.A.X. Automation AG	639,733	3,813,931
Rational AG	18,581	5,039,854
United Internet AG (Registered)	235,530	4,774,378

(Cost $7,131,778)		29,456,613
Gibraltar 0.3%
Bwin.Party Digital Entertainment PLC* (Cost $2,655,701)	642,890	1,418,102
Hong Kong 4.9%
Dah Sing Banking Group Ltd.	1,618,053	2,161,294
EVA Precision Industrial Holdings Ltd.	17,941,088	6,774,737
K Wah International Holdings Ltd.	10,977,400	3,838,206
Kingboard Chemical Holdings Ltd.	843,673	4,004,952
REXLot Holdings Ltd.	48,881,584	3,945,618
Shui On Construction & Materials Ltd.	2,050,499	2,680,341

(Cost $17,263,711)		23,405,148
Ireland 3.2%
C&C Group PLC (a)	815,840	4,145,907
C&C Group PLC (a)	279,004	1,402,024
Paddy Power PLC	113,469	5,532,324
Ryanair Holdings PLC	910,927	4,148,878

(Cost $8,063,730)		15,229,133
Israel 0.5%
EZchip Semiconductor Ltd.* (b) (Cost $2,535,852)	74,916	2,314,155
Italy 0.5%
Prysmian SpA (Cost $2,543,511)	141,406	2,610,828
Japan 7.7%
Digital Garage, Inc.*	721	2,414,315
Hajime Construction Co., Ltd.	133,580	4,193,865
Internet Initiative Japan, Inc.	923	3,684,824
JFE Shoji Holdings, Inc.	678,124	3,395,540
MISUMI Group, Inc.	196,392	5,485,331
Nippon Seiki Co., Ltd.	326,060	3,863,409
Star Micronics Co., Ltd.	240,688	2,726,459
Sumikin Bussan Corp.	1,332,266	3,336,169
Universal Entertainment Corp.	244,548	8,184,872

(Cost $27,567,543)		37,284,784
Korea 0.9%
DGB Financial Group, Inc.* (Cost $4,046,152)	271,325	4,297,759
Luxembourg 0.8%
L'Occitane International SA* (Cost $3,092,613)	1,429,773	3,929,798
Netherlands 4.1%
Brunel International NV	72,079	3,007,429
Chicago Bridge & Iron Co. NV (c)	154,574	6,376,177
Koninklijke Vopak NV	100,734	5,014,729
SBM Offshore NV	224,628	5,393,277

(Cost $8,229,081)		19,791,612
Philippines 0.5%
Cebu Air, Inc. (Cost $3,454,300)	1,263,749	2,524,531
Singapore 2.2%
Amtek Engineering Ltd.*	4,643,390	3,659,891
UOB-Kay Hian Holdings Ltd.	1,832,487	2,544,506
Venture Corp., Ltd.	285,350	1,864,501
Yongnam Holdings Ltd.	11,708,670	2,668,606

(Cost $10,415,138)		10,737,504
South Africa 0.4%
Northam Platinum Ltd. (Cost $2,222,954)	328,279	1,812,418
Spain 0.4%
Tecnicas Reunidas SA (Cost $2,481,687)	42,081	1,843,751
Switzerland 1.1%
Partners Group Holding AG (Cost $1,629,673)	26,707	5,079,925
Taiwan 1.0%
E Ink Holdings, Inc. (Cost $4,640,292)	2,336,394	4,852,713
Thailand 0.6%
Kiatnakin Bank PCL (Foreign Registered) (Cost $1,951,173)	2,313,425	2,676,049
United Arab Emirates 0.9%
Lamprell PLC (Cost $2,225,440)	711,393	4,471,882
United Kingdom 8.6%
Aegis Group PLC	917,840	2,316,168
ARM Holdings PLC	550,384	5,277,409
Ashmore Group PLC	1,009,201	6,660,512
Babcock International Group PLC	545,152	6,008,997
Burberry Group PLC	154,698	3,772,518
Domino's Pizza UK & IRL PLC	571,201	4,692,544
ICAP PLC	306,552	2,242,771
John Wood Group PLC	338,936	3,693,580
Rotork PLC	138,707	3,591,388
Serco Group PLC	363,707	3,210,828

(Cost $23,187,746)		41,466,715
United States 42.2%
Accuray, Inc.*	387,852	2,676,179
Advance Auto Parts, Inc.	57,057	3,136,423
Aecom Technology Corp.*	152,400	3,770,376
Aeropostale, Inc.*	168,936	2,846,572
Affiliated Managers Group, Inc.*	31,426	3,278,675
Altra Holdings, Inc.*	155,322	3,454,361
Approach Resources, Inc.*	101,223	2,627,749
BE Aerospace, Inc.*	135,227	5,382,035
BorgWarner, Inc.*	47,030	3,744,529
Cardtronics, Inc.*	224,888	5,167,926
Centene Corp.*	153,456	5,034,891
Central European Distribution Corp.*	75,500	730,840
Cloud Peak Energy, Inc.*	131,116	2,923,887
Cognex Corp.	109,518	3,718,136
Complete Production Services, Inc.*	126,439	4,915,948
CONMED Corp.*	93,149	2,421,874
Deckers Outdoor Corp.*	78,067	7,748,150
Diamond Foods, Inc.	110,951	7,942,982
Dresser-Rand Group, Inc.*	86,813	4,637,550
FSI International, Inc.*	612,149	1,732,382
Green Mountain Coffee Roasters, Inc.*	55,522	5,771,512
Guess?, Inc.	97,400	3,712,888
Harris Corp.	74,144	2,956,121
Healthspring, Inc.*	73,364	3,010,859
hhgregg, Inc.*	161,140	1,986,856
Itron, Inc.*	84,063	3,618,072
Jarden Corp.	80,572	2,496,926
Jefferies Group, Inc.	182,400	3,449,184
Joy Global, Inc.	28,337	2,661,411
Kinetic Concepts, Inc.*	55,448	3,711,689
Lam Research Corp.*	46,345	1,894,584
Life Technologies Corp.*	93,982	4,232,009
Merit Medical Systems, Inc.*	148,726	2,330,536
Metabolix, Inc.*	77,198	527,262
NIC, Inc.	214,717	2,741,936
Northern Oil & Gas, Inc.*	124,345	2,752,998
NxStage Medical, Inc.*	206,192	3,793,933
Oil States International, Inc.*	32,688	2,637,922
Onyx Pharmaceuticals, Inc.*	69,570	2,294,419
Pacira Pharmaceuticals, Inc.*	353,704	3,544,114
Prosperity Bancshares, Inc.	91,629	3,805,352
Questcor Pharmaceuticals, Inc.*	278,333	8,642,240
Riverbed Technology, Inc.*	73,321	2,099,180
Rovi Corp.*	72,770	3,854,627
Schweitzer-Mauduit International, Inc.	75,136	4,215,881
Sirona Dental Systems, Inc.*	65,215	3,298,575
Stericycle, Inc.*	38,617	3,171,228
STR Holdings, Inc.*	137,711	1,894,903
SXC Health Solutions Corp.*	108,780	6,867,281
Sycamore Networks, Inc.	98,100	1,932,570
Thoratec Corp.*	178,437	6,011,543
TiVo, Inc.*	232,128	2,182,003
Ultra Petroleum Corp.*	52,584	2,461,983
Urban Outfitters, Inc.*	131,397	4,275,658
VeriFone Systems, Inc.*	52,772	2,077,634
VIVUS, Inc.*	272,902	2,240,525
Waddell & Reed Financial, Inc. "A"	85,143	3,124,748
Zions Bancorp.	130,031	2,847,679

(Cost $146,209,633)		203,020,306

Total Common Stocks (Cost $327,105,731)		466,538,487
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	119,997	58,507
Cash Equivalents 2.8%
Central Cash Management Fund, 0.12% (d) (Cost $13,412,576)	13,412,576	13,412,576

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $340,518,307) †	99.7	480,009,570
Other Assets and Liabilities, Net	0.3	1,584,817

Net Assets	100.0	481,594,387

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $344,279,679.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $135,729,891.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $165,355,805 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,625,914

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At July 31, 2011 the DWS Global Small Cap Growth Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	101,967,035	21.8%
Consumer Discretionary	84,139,002	18.0%
Health Care	83,601,520	17.9%
Information Technology	69,409,624	14.9%
Financials	48,867,465	10.5%
Energy	40,883,349	8.8%
Consumer Staples	24,319,859	5.2%
Materials	13,409,140	2.9%
Total	466,596,994	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$—	$3,278,300	$—	$3,278,300
Austria	—	4,299,560	—	4,299,560
Bermuda	2,860,805	—	—	2,860,805
Brazil	4,570,315	—	—	4,570,315
Canada	6,423,684	—	—	6,423,684
Channel Islands	3,388,848	2,601,579	—	5,990,427
China	6,119,823	5,899,343	—	12,019,166
Cyprus	—	2,522,822	—	2,522,822
France	2,564,826	3,784,856	—	6,349,682
Germany	—	29,456,613	—	29,456,613
Gibraltar	—	1,418,102	—	1,418,102
Hong Kong	—	23,463,655	—	23,463,655
Ireland	—	15,229,133	—	15,229,133
Israel	2,314,155	—	—	2,314,155
Italy	—	2,610,828	—	2,610,828
Japan	—	37,284,784	—	37,284,784
Korea	—	4,297,759	—	4,297,759
Luxembourg	—	3,929,798	—	3,929,798
Netherlands	6,376,177	13,415,435	—	19,791,612
Philippines	—	2,524,531	—	2,524,531
Singapore	—	10,737,504	—	10,737,504
South Africa	—	1,812,418	—	1,812,418
Spain	—	1,843,751	—	1,843,751
Switzerland	—	5,079,925	—	5,079,925
Taiwan	—	4,852,713	—	4,852,713
Thailand	—	2,676,049	—	2,676,049
United Arab Emirates	—	4,471,882	—	4,471,882
United Kingdom	—	41,466,715	—	41,466,715
United States	203,020,306	—	—	203,020,306
Short-Term Investments	13,412,576	—	—	13,412,576
Total	$251,051,515	$228,958,055	$—	$480,009,570

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011